Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2023 and 2022 were comprised as follows (in thousands):

	December 31,
	2023	2022
Employee compensation and benefits	$7,896	$2,624

External research and development services	1,255	274

Other operating expenses	447	207

CVR liability, current	395	—

Professional fees	219	70

Total accrued expenses and other current liabilities	$10,212	$3,175